Stockholders' Deficit (Details Textual) - USD ($)																																		1 Months Ended															3 Months Ended				6 Months Ended		12 Months Ended
	Mar. 05, 2021	Mar. 02, 2021	Feb. 12, 2021	Dec. 16, 2020	Dec. 15, 2020	Dec. 15, 2020	Dec. 11, 2020	Dec. 02, 2020	Nov. 24, 2020	Oct. 30, 2020	Jun. 09, 2020	Jun. 09, 2020	Jun. 02, 2020	May 14, 2020	May 14, 2020	Apr. 15, 2020	Apr. 10, 2020	Apr. 07, 2020	Feb. 20, 2020	Feb. 04, 2020	Jan. 02, 2020	Dec. 02, 2019	Dec. 01, 2019	Nov. 02, 2019	Nov. 01, 2019	Oct. 02, 2019	Aug. 15, 2019	Aug. 06, 2019	Feb. 11, 2019	Nov. 13, 2018	Jun. 01, 2018	Nov. 09, 2017	Sep. 09, 2016	Jan. 26, 2021	Jan. 19, 2021	Jan. 02, 2021	Dec. 31, 2020	Dec. 16, 2020	Oct. 22, 2020	Aug. 25, 2020	Aug. 25, 2020	Jul. 20, 2020	Apr. 20, 2020	Jan. 28, 2020	Dec. 31, 2019	Sep. 30, 2019	Sep. 18, 2019	Dec. 20, 2017	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Jan. 30, 2019
Stockholders' Deficit (Textual)
Value issued for services																																																			$ 108
Preferred stock, shares authorized																																														25,000,000			5,000,000				5,000,000		5,000,000	25,000,000
Preferred stock, par or stated value per share																																														$ 0.0001			$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock designations amount																																																	4,999,750				4,999,750
Common stock, shares issued																																														3,255,346			1,553,882,154				1,553,882,154		491,032,439	3,255,346
Common stock, shares outstanding																																														3,255,346			1,553,882,154				1,553,882,154		491,032,439	3,255,346
Professional fees																														$ 161,700
Total unrecognized compensation and consulting expense related to unvested stock options																																																	$ 170,892				$ 170,892
Convertible note, description																															The notes are convertible into common shares at a discount of 50% to the lowest bid price in the 30 trading days immediately preceding the notice of conversion. The notes were charged to professional fees for each corresponding service month. The Company has accounted for the convertible promissory note as stock settled debt under ASC 480 and recorded a debt premium of $12,500 with a charge to interest expense for each note.																						There was one non-convertible related party note as of March 31, 2021, which was issued by Howco for $50,000. The note carries a fixed amount of interest of $14,500 and weekly payments of interest and principal of $2,580. The principal balance at March 31, 2021 was $21,571.
First tranche payment																$ 210,409
Proceeds from sale of shares																																																							$ 264,637
Common stock, shares authorized																																														6,000,000,000			6,000,000,000				6,000,000,000		6,000,000,000	6,000,000,000
Additional paid in capital																																														$ 11,850,771			$ 15,360,046				$ 15,360,046		$ 13,080,692	$ 11,850,771
Issuance settled amount due, description	The Company submitted a second registration statement filed on Form S-1. The Company requested accelerated status and the registration statement became effective on March 16, 2021. The offering provides for the issuance of up to 1,250,000,000 shares of common stock at a price of $.0175, under subscriptions.																																									The Company submitted an amendment to its registration statement filed on Form S-1 in response to comments on its original filing on June 8, 2020. The Company requested accelerated status and the registration statement became effective on July 2, 2020. The offering provides for the issuance of up to 1,500,000.000 shares of common stock at a price of $.00175, under subscriptions.
Total notes																																														900,000			891,000				891,000		900,000	900,000
Principal and accrued interest balances																$ 210,409
Aggregate value of warrants																																														71,867			1,438,040,000				1,438,040,000		718,660,000	71,867	$ 185,822
Interest due																																																					32,900
Derivative liabilities																																														$ 128,628			144,937				144,937		128,628	128,628
Loss due to debt extinguishment																																																	$ 572,465				1,365,988	$ 146,375	992,592	(57,623)
Reclassification to APIC for 3(a)(10) debt settlement																																																								450,939
Compensation and consulting expense																																																					$ 132,413	158,486	$ 127,277	$ 481,583
Warrants, description																																	On September 9, 2016, 500 5-year warrants exercisable at $10, per share were issued as part of the consideration for the Howco acquisition. These warrants were valued at aggregate of $180,000, and have no intrinsic value.
Reverse stock split, description																												1 for 1,000
Common stock dividend																																																					$ 0.99
Agreement, description																																							The Company issued 10,000,000 shares of common stock to a consultant for services rendered, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $34,000 was charged to consulting expense.
Employee [Member]
Stockholders' Deficit (Textual)
Agreement, description																																							The Company granted 1,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $3,400 was charged to compensation expense.
Non-employee Services [Member]
Stockholders' Deficit (Textual)
Agreement, description																																							The Company granted 5,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $17,000 was charged to compensation expense.
Employee One [Member]
Stockholders' Deficit (Textual)
Agreement, description																																							The Company granted 5,000,000 shares of common stock to an employee, which were valued at $0.0034, based on the stock price on the date of the grant. The cost of $17,000 was charged to compensation expense.
Trillium Partners LP [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued, value																																																		$ 564,461			$ 75,000
Common stock, shares issued			95,301,000																																															32,255,096			4,285,714
Principal amount			$ 90,000
Accrued interest			16,200																																																		$ 0
Conversion fees			2,710																																																		$ 0
Additional paid in capital			$ 90,000
Tysadco Partners [Member]
Stockholders' Deficit (Textual)
Per share price																																														$ 0.10										$ 0.10
Professional fees																																													$ 12,000	$ 24,000
Restricted common stock																																													120,000	240,000
Livingston Asset Management [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued								16,503,483
Principal amount								$ 17,000																					$ 12,500
Accrued interest								1,799														$ 0		$ 0		$ 0
Conversion fees								$ 1,025
Exercise price																													$ 0.30
Warrant, term																				6 months	6 months		6 months		6 months	6 months
Common shares issued upon conversion																													47,664
Proceeds from additional paid-in capital																																																									$ 308,100
Debt premium																													$ 12,500
Interest due																													654
Conversion note fee																													$ 1,145
Agreement, description																															The Company will also pay $3,000 in cash due on the first of each month.
Geneva Roth Remark Holdings Inc. [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued											46,375,000	46,375,000
Principal amount		$ 5,200		$ 53,000
Accrued interest		14,958,904		$ 2,650							$ 0	$ 0
Conversion fees		$ 104,000
Geneva Roth Remark Holdings Inc. [Member] | Non-employee Services [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued																	36,006,192
Principal amount										$ 60,000
Accrued interest										$ 3,000							$ 0
Livingston Asset Management LLC [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued						19,794,860			16,623,800																											19,720,340	16,503,483
Principal amount					$ 17,000	$ 17,000			$ 17,000																											$ 1,695	$ 17,000
Accrued interest					1,770	1,770			1,924																											1,025	0
Conversion fees					$ 1,025	$ 1,025			$ 1,025																											$ 17,000	$ 1,025
Contracted price per share (in Dollars per share)																																				$ 0.001
Tri-Bridge Ventures, LLC [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued							29,007,611
Principal amount							$ 35,000
Accrued interest							$ 1,550							$ 0	$ 0
Alpha Capital Anstalt [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued			81,972,474	16,384,615
Principal amount				$ 21,300															$ 70,000
Accrued interest			$ 91,300
Conversion fees			$ 8,038
Alpha Capital Anstalt [Member] | Fixed-price Contract [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued			6,330,449
Accrued interest			$ 10,745
Conversion fees			$ 967
HowCo [Member]
Stockholders' Deficit (Textual)
Warrant, term																		24 months																																			24 months
Conversion note fee																																															$ 3,459
Agreement, description																		The terms call for Howco to use 75% of the funded amount for payroll costs. Howco has put in place controls designed to ensure compliance with the terms of forgiveness. The amount forgiven will be recognized as gain on debt extinguishment when approved. Any amount that is not forgiven is to be paid over the 18 months following the 6 month deferral period. On January 20, 2021 the Company was notified by its bank that the Small Business Administration authorized full forgiveness of its Paycheck Protection Program Loan in the amount of $220,710. The forgiveness of debt was recognized as a gain on debt extinguishment for the amount forgiven.									Under the terms of the agreement Fora receives 245 payments of $854, for each business day followed by a final payment of $853.													The Company entered into a financing arrangement through its subsidiary Howco with IOU. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 will be paid by direct debit of Howco’s bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company’s CEO is a personal guarantor on financing facility.				The CEO is a personal guarantor for the MCA. Howco will make payments each business day by way of an ACH withdrawal of $1,489, for 140 payments.			Under the terms of the agreement PIRS receives 172 payments of $1,139
HowCo [Member] | Financing Arrangement [Member]
Stockholders' Deficit (Textual)
Agreement, description																																									The Company entered into a financing arrangement through its subsidiary Howco with IOU Central Inc. Howco received $199,405 less fees of $595 and Original Issue Discount of $22,000 and deferred finance charges of $47,606, for a total of $70,201 to be amortized over the term of the note. A total of $269,606 will be paid by direct debit of Howco’s bank account of $5,173, for 52 weekly payments and 1 payment of $620. The Company recognized a principal amount of $269,606 with debt discounts of $70,201. The Company’s CEO is a personal guarantor on financing facility. At September 30, 2020, the principal balance was $243,742, with unamortized debt discount of $58,110 having a net balance of $185,632. As of December 31, 2020 the principal balance was $176,495, with unamortized debt discount of $26,544 having a net balance of $149,951. The principal balance of $152,318 on January 26, 2021 was fully liquidated upon funding of the IOU note discussed below.
Fora Business Loans LLC 1[Member] | Financing Arrangement [Member]
Stockholders' Deficit (Textual)
Agreement, description													The Company entered into a financing arrangement through its subsidiary Howco with Fora Financial Business Loans, LLC. Howco received $150,000, net of discounts totaling $60,000 and less legal and underwriting fees of $3,750 and prior loan payoff amount of $40,975. A total of $210,000 will be paid by direct debit of Howco’s bank account of $854, for 245 daily installments payments. The Company will recognize a principal amount of $210,000 with debt discounts of $63,750, and liquidate the principal balance and related discounts from the 2019 financing. The Company’s CEO is a personal guarantor on financing facility.
Geneva Roth Remark Holdings [Member]
Stockholders' Deficit (Textual)
Principal amount																																			$ 2,650			$ 53,000
Accrued interest																																			42,807,692			$ 2,650															$ 0
Conversion fees																																			$ 53,000
Proceeds from additional paid-in capital																																																					0
Geneva Roth Remark Holdings [Member] | Non-employee Services [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued																																											36,006,192
Accrued interest																																											$ 0
Howco With IOU Central Inc [Member]
Stockholders' Deficit (Textual)
Agreement, description																																		A total of $462,524 will be paid by direct debit of Howco's bank account of $8,895, for 51 weekly payments and a final payment of $9,894. The Company will recognize a principal amount of $462,524 with debt discounts of $119,929, and liquidate the principal balance and related discounts from the FORA and IOU prior notes.
Trillium PartnersTrillium Partners LP and World Market Ventures Two [Member] | Initial Offering [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued, value																																																					$ 1,080,032
Common stock, shares issued																																																					617,162,196
Stock Incentive Plan [Member]
Stockholders' Deficit (Textual)
Stock incentive plan, description																																																					The Company established its 2016 Stock Incentive Plan (the "Plan") that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option. As of March 31, 2021, 82,327 awards remain available for grant under the Plan.		The Company established its 2016 Stock Incentive Plan (the "Plan") that permits the granting of incentive stock options and other common stock awards. The maximum number of shares available under the Plan is 100,000 shares. The Plan is open to all employees, officers, directors, and non-employees of the Company. Options granted under the Plan will terminate and may no longer be exercised (i) immediately upon termination of an employee or consultant for cause or (ii) one year after termination of employment, but not later than the remaining term of the option.
Common Stock [Member]
Stockholders' Deficit (Textual)
Reclassification to APIC for 3(a)(10) debt settlement
Reverse stock split, description																												The Company filed amendments with the Secretary of the State of Delaware, amending its articles of incorporation to execute a reverse stock split of 1 share for every 1,000 shares outstanding, and changing its name to Bantec, Inc.
Common Stock [Member] | Maximum [Member]
Stockholders' Deficit (Textual)
Common stock, shares authorized																																																										1,500,000,000
Common Stock [Member] | Minimum [Member]
Stockholders' Deficit (Textual)
Common stock, shares authorized																																																										6,000,000,000
Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Security purchase agreement, description																																																An additional 200 warrants were issued as a penalty and in order to entice Crown Bridge to waive its right of first refusal to provide additional financing under the terms of their convertible note. A debt discount of $44,036 was recorded for the relative fair market value of the total 300 warrants and amortized to interest expense as of September 30, 2018. The warrants have full ratchet price protection and cashless exercise rights (See Note 9). The warrant includes an anti-dilution clause that was triggered on June 4, 2018. On June 4, 2018 an unrelated convertible note holder became entitled to convert their note into common shares at a 60% discount to the stock’s market price. The anti-dilution provision trigger in the warrant agreement entitled Crown Bridge to exercise its warrants under a formula that increased the number of common shares to 31,250 at a price of $3.60 per share. Due to the fact that the number of shares and exercise price can change due to market changes in the price of the common stock the Company has concluded to treat the warrants as derivatives and to revalue that derivative at each reporting date. Therefore, a derivative liability of $261,484 with a charge to additional paid in capital was recorded on June 4, 2018. As of March 31, 2021, the warrant was revalued and the warrant holder is entitled to exercise its warrants for 11,859,116 common shares and the related derivative liability is $144,937.
Warrant [Member]
Stockholders' Deficit (Textual)
Exercise price																																	$ 10
Warrant, term																																	5 years
Warrants shares issued																																	500
Warrants aggregate amount																																	$ 180,000
Warrant [Member] | Securities Purchase Agreement [Member]
Stockholders' Deficit (Textual)
Principal amount																																$ 105,000
Convertible note, description																																The Company received a first tranche payment of $75,500 under the terms of a Securities Purchase Agreement dated October 25, 2017, with Crown Bridge under which the Company issued to Crown Bridge a convertible note in the principal amount of $105,000 and a five-year warrant to purchase 100 shares of the Company's common stock at an exercise price of $350 as a commitment fee which is equal to the product of one-third of the face value of each tranche divided by $0.35.
First tranche payment																																$ 75,000
Issuance date																																Oct. 25, 2017
Exercise price																																$ 350
Purchase of common stock																																100
Warrant, term																																5 years
Principal and accrued interest balances																																$ 75,000
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																																																							250
Preferred stock, par or stated value per share																																																							$ 0.0001
Preferred stock, shares issued																																																							250
Preferred stock, shares outstanding																																																							250
Share-based Payment Arrangement, Option [Member]
Stockholders' Deficit (Textual)
Compensation and consulting expense related to stock options																																																					$ 78,013	132,599
Weighted average period share-based compensation expense																																																					2 years
First tranche payment																																																						221,232
Principal and accrued interest balances																																																						$ 221,232
Series A Preferred Stock [Member]
Stockholders' Deficit (Textual)
Preferred stock, shares authorized																																														250			250				250		250	250
Preferred stock, par or stated value per share																																																	$ 0				$ 0
Preferred stock, shares issued																																														250			250				250		250	250
Preferred stock, shares outstanding																																														250			250				250		250	250
Reclassification to APIC for 3(a)(10) debt settlement